UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012
                                                -----------------

Check here if Amendment [  ]: Amendment Number:
                                                    --------------

     This Amendment (Check only one):      [ ]   is a restatement
                                           [ ]   adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Tyrus Capital S.A.M.
Address:  4 Avenue Roqueville
          Monaco, Monaco MC 98000

Form 13F File Number:  028-15032
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mark Madden
Title:      Director
Phone:      +00 377 9999 5030

Signature, Place and Date of Signing:

    /s/ Mark Madden               Monaco, Monaco               February 14, 2013
--------------------------      ------------------             -----------------
        [Signature]                [City, State]                    [Date]



Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0
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Form 13F Information Table Entry Total:                 9
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Form 13F Information Table Value Total:             $316,995
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                                                  (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


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

                                                         TYRUS CAPITAL S.A.M.
                                                      FORM 13F INFORMATION TABLE
                                                   QUARTER ENDED DECEMBER 31, 2012

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                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------
AMERICAN INTL GROUP INC      COM NEW        026874784   74,660 2,115,000 SH       SOLE                2,115,000
FREEPORT-MCMORAN COPPER & GO COM            35671D857   85,390 2,496,770 SH       SOLE                2,496,770
HERBALIFE LTD                COM USD SHS    G4412G101    8,070   245,000 SH       SOLE                  245,000
NEXEN INC                    COM            65334H102   32,328 1,200,000 SH       SOLE                1,200,000
RESEARCH IN MOTION LTD       COM            760975102   33,858 2,850,000 SH       SOLE                2,850,000
VERISIGN INC                 COM            92343E102   30,086   775,000 SH       SOLE                  775,000
WESTERN UN CO                COM            959802109   36,407 2,675,000 SH       SOLE                2,675,000
YPF SOCIEDAD ANONIMA         SPON ADR CL D  984245100   11,349   780,000 SH       SOLE                  780,000
ZYNGA INC                    CL A           98986T108    4,847 2,045,000 SH       SOLE                2,045,000